Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of fair value of financial assets and liabilities measured at fair value and classification by level of input

	Fair Value Measurements as of
	September 30, 2019
(in thousands)	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$71	$—	$—	$71
Total assets measured at fair value	$71	$—	$—	$71

	Fair Value Measurements as of
	December 31, 2018
(in thousands)	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$71	$—	$—	$71
Total assets measured at fair value	$71	$—	$—	$71

The Company measures the fair value of financial assets and liabilities using the highest level of inputs that are reasonably available as of the measurement date. The following tables summarize the fair value of financial assets (marketable securities) that are measured at fair value, and the classification by level of input within the fair value hierarchy:

	Fair Value Measurements as of
	December 31, 2018
	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$71	$—	$—	$71
Total assets measured at fair value	$71	$—	—	$71

	Fair Value Measurements as of
	December 31, 2017
	Level 1	Level 2	Level 3	Total
Investments:
Money market funds	$101	$—	$—	$101
Total assets measured at fair value	$101	$—	—	$101

Schedule of antidilutive securities excluded from computations of diluted net loss per common share

The following outstanding potentially dilutive securities have been excluded from the computations of diluted net loss per common share:

	As of September 30,
	2019	2018
Options to purchase common stock	15,139,374	15,551,023
Warrants to purchase common stock	331,193	331,193
	15,470,567	15,882,216

The following shares subject to outstanding potentially dilutive securities have been excluded from the computations of diluted net loss per common share as the effect of including such securities would be antidilutive:

	Year Ended December 31,
	2018	2017
Options to purchase common stock	15,409,357	2,448,383
Warrants to purchase common stock	331,193	331,193
	15,740,550	2,779,576

Schedule of composition of cash, cash equivalents and restricted cash
	September 30,
	2019	2018
Cash and cash equivalents	$157	$2,038
Restricted cash	71	71
Total cash, cash equivalents and restricted cash as shown on statement of cash flows	$228	$2,109

See below for the composition of cash, cash equivalents and restricted cash shown on the statements of cash flow:

	Twelve Months Ended December 31,
	2018	2017
Cash and cash equivalents	$814	$737
Restricted cash	71	101
Total cash, cash equivalents and restricted
cash as shown on statement of cash flows	$885	$838